Average Annual Total Returns		12 Months Ended	54 Months Ended	60 Months Ended	62 Months Ended	87 Months Ended
		Dec. 31, 2025	Dec. 31, 2025 [7]	Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025 [4]
LeaderShares(R) AlphaFactor(R) Tactical Focused ETF | S&P 500 Index (reflect no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%		14.42%	16.16%
LeaderShares(R) AlphaFactor(R) Tactical Focused ETF | LeaderShares(R) AlphaFactor(R) Tactical Focused ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		(1.53%)		7.57%	10.84%
Performance Inception Date		Oct. 26, 2020
LeaderShares(R) AlphaFactor(R) Tactical Focused ETF | LeaderShares(R) AlphaFactor(R) Tactical Focused ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.96%)		7.20%	10.46%
LeaderShares(R) AlphaFactor(R) Tactical Focused ETF | LeaderShares(R) AlphaFactor(R) Tactical Focused ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.59%)		5.91%	8.60%
LeaderSharesTM AlphaFactor(R) US Core Equity ETF | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.88%		14.42%		14.28%
LeaderSharesTM AlphaFactor(R) US Core Equity ETF | AlphaFactor US Core Equity Index (reflect no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	13.30%		11.24%		10.25%
LeaderSharesTM AlphaFactor(R) US Core Equity ETF | LeaderSharesTM AlphaFactor(R) US Core Equity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		11.96%		10.25%		9.24%
Performance Inception Date		Oct. 01, 2018
LeaderSharesTM AlphaFactor(R) US Core Equity ETF | LeaderSharesTM AlphaFactor(R) US Core Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.78%		10.07%		9.07%
LeaderSharesTM AlphaFactor(R) US Core Equity ETF | LeaderSharesTM AlphaFactor(R) US Core Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.21%		8.11%		7.41%
LeaderShares(R) Dynamic Yield ETF | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	7.30%	(0.01%)
LeaderShares(R) Dynamic Yield ETF | LeaderShares(R) Dynamic Yield ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		5.03%	1.13%
Performance Inception Date		Jun. 28, 2021
LeaderShares(R) Dynamic Yield ETF | LeaderShares(R) Dynamic Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.25%	(0.23%)
LeaderShares(R) Dynamic Yield ETF | LeaderShares(R) Dynamic Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.95%	0.27%

[1]	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[2]	Inception date is October 26, 2020
[3]	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[4]	Inception date is October 1, 2018
[5]	The AlphaFactor® US Core Equity Index, the Fund advisor’s proprietary index, utilizes a quantitative rules-based investment methodology that applies a multi-factor ranking process and is focused on the largest 1,000 U.S. common stocks based on market capitalization. Companies within this group of the top 1,000 market capitalizations may be considered large or mid-cap companies. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[6]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.
[7]	Inception date is June 28, 2021.